ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at December 31,

	2012	2011

Trade payables	$89,289	$104,699

Wages payable	35,752	27,247

Accrued liabilities	27,372	47,462

Goldex mine government grant	–	1,452

Other liabilities	32,916	22,687

	$185,329	$203,547